Goodwill - Additional Information (Detail)	Dec. 31, 2018	Oct. 15, 2009	Oct. 09, 2009	Dec. 31, 2000	Oct. 23, 1997	Sep. 05, 1997	Nov. 20, 1996	Aug. 31, 1993
Enel Distribucin Ro
Disclosure Of Information About Goodwill [Line Items]
Voting percentage of investee				60.50%			42.00%
Additional Percentage Of Voting Equity Interests Acquired				18.50%
Compania Distribuidora y Comercializadora de Energia S.A.
Disclosure Of Information About Goodwill [Line Items]
Voting percentage of investee					48.50%
Enel Generacion El Chocon S.A.
Disclosure Of Information About Goodwill [Line Items]
Voting percentage of investee								59.00%
Enel Distribucion Peru S.A.
Disclosure Of Information About Goodwill [Line Items]
Additional Percentage Of Voting Equity Interests Acquired		24.00%
EGP Cachoeira Dourada S.A. [Member]
Disclosure Of Information About Goodwill [Line Items]
Voting percentage of investee						79.00%
Enel Generacion Peru S.A. [Member]
Disclosure Of Information About Goodwill [Line Items]
Additional Percentage Of Voting Equity Interests Acquired			29.3974%
Emgesa S.A. E.S.P.
Disclosure Of Information About Goodwill [Line Items]
Voting percentage of investee	56.43%				48.50%